PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated July 8, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

AST Emerging Managers Diversified Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Wellington Management Real Total Return Portfolio

As previously disclosed, the Board of Trustees of Advanced Series Trust approved the liquidation of these three Portfolios. The liquidation was subject to the approval of a plan of substitution by the shareholders of the Portfolios. Such approval has been obtained, and the Portfolios were liquidated as of the close of business on June 28, 2019.

In the “Summary of Contract Fees and Charges” section of the Prospectus, the following replaces the Total Annual Underlying Portfolio Operating Expense chart.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expenses	0.31%	2.73%

In the “Expense Examples” section of each respective prospectus, the Expense Examples are replaced with the following:

For Contracts issued before August 24, 2015, Expense Examples are provided as follows:

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,169	$2,010	$2,854	$4,728	$923	$1,278	$1,645	$2,374
If you annuitize your annuity at the end of the applicable time period: [1]	$469	$1,410	$2,354	$4,728	$223	$678	$1,145	$2,374
If you do not surrender your annuity:	$469	$1,410	$2,354	$4,728	$223	$678	$1,145	$2,374
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

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	C Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$494	$1,482	$2,469	$4,934	$248	$754	$1,272	$2,628
If you annuitize your annuity at the end of the applicable time period: [1]	$494	$1,482	$2,469	$4,934	$248	$754	$1,272	$2,628
If you do not surrender your annuity:	$494	$1,482	$2,469	$4,934	$248	$754	$1,272	$2,628
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

For Contracts issued on or after August 24, 2015 and applications signed before August 8, 2016, Expense Examples are provided as follows:

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,174	$2,024	$2,877	$4,769	$928	$1,293	$1,671	$2,425
If you annuitize your annuity at the end of the applicable time period: [1]	$474	$1,424	$2,377	$4,769	$228	$693	$1,171	$2,425
If you do not surrender your annuity:	$474	$1,424	$2,377	$4,769	$228	$693	$1,171	$2,425
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

	C Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
If you annuitize your annuity at the end of the applicable time period: [1]	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
If you do not surrender your annuity:	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

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For Applications signed on or after August 8, 2016, Expense Examples are provided as follows:

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,174	$2,024	$2,877	$4,769	$928	$1,293	$1,671	$2,425
If you annuitize your annuity at the end of the applicable time period: [1]	$474	$1,424	$2,377	$4,769	$228	$693	$1,171	$2,425
If you do not surrender your annuity:	$474	$1,424	$2,377	$4,769	$228	$693	$1,171	$2,425
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

	C Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
If you annuitize your annuity at the end of the applicable time period: [1]	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
If you do not surrender your annuity:	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

In “Appendix B – Selecting the Variable Annuity That’s Right For You” section of the Prospectus, the Hypothetical Illustration section is deleted and replaced as follows:

HYPOTHETICAL ILLUSTRATION
The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a full surrender. We assume the surrender is taken on the day immediately prior to the surrender charge change that precedes the Annuity Anniversary specified (or, two days before the Annuity Anniversary specified). The “Annuity Anniversary” is the anniversary of the Issue Date of the Annuity. The values shown below are based on the following assumptions: An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0% and 6% and 10%, respectively.
The examples further assume that no additional Purchase Payments or withdrawals are made from the Annuity. The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the applicable underlying Portfolios (which is 1.18% for both Series) as of July 1, 2019 and the charges deducted from the Annuity at the Separate Account level. The arithmetic average of all fund expenses is computed by adding Portfolio management fees, 12b-1 fees and other expenses of all the underlying Portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the “Summary of Contract Fees and Charges.” The Separate Account level charge refers to the Account Value Based Insurance Charge. The Premium Based and the Account Value Based Insurance Charges are included in the following examples.
The Account Value and Surrender Value are further reduced by the Annual Maintenance Fee, if applicable.
The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the Annuity Anniversary, as described above, therefore reflecting the CDSC applicable to that Annuity Year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the CDSC applicable to the next Annuity Year, which may be lower. The CDSC is calculated based on the date that the Purchase Payment was made and for purposes of these examples, we assume that a single Purchase Payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is

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depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide your Financial Professional with a personalized illustration upon request).

0% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	-2.47%	All years	-2.79%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$97,730	$90,730	$97,483	$97,483
2	$95,499	$88,499	$95,012	$95,012
3	$93,307	$87,307	$92,587	$92,587
4	$91,152	$85,152	$90,207	$90,207
5	$89,035	$84,035	$87,871	$87,871
6	$86,954	$86,954	$85,578	$85,578
7	$84,909	$84,909	$83,328	$83,328
8	$82,899	$82,899	$81,120	$81,120
9	$80,924	$80,924	$78,952	$78,952
10	$78,982	$78,982	$76,824	$76,824
11	$77,075	$77,075	$74,736	$74,736
12	$75,200	$75,200	$72,687	$72,687
13	$73,357	$73,357	$70,675	$70,675
14	$71,547	$71,547	$68,701	$68,701
15	$69,767	$69,767	$66,763	$66,763
16	$68,018	$68,018	$64,862	$64,862
17	$66,299	$66,299	$62,995	$62,995
18	$64,610	$64,610	$61,163	$61,163
19	$62,950	$62,950	$59,365	$59,365
20	$61,319	$61,319	$57,600	$57,600
21	$59,716	$59,716	$55,868	$55,868
22	$58,140	$58,140	$54,168	$54,168
23	$56,591	$56,591	$52,500	$52,500
24	$55,070	$55,070	$50,862	$50,862
25	$53,574	$53,574	$49,255	$49,255
Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.18%

c.	No optional death benefits or living benefits elected

d.	Annuity was issued on or after July 1, 2019

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 0% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

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6% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	3.80%	All years	3.57%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$103,615	$96,615	$103,357	$103,357
2	$107,380	$100,380	$106,850	$106,850
3	$111,303	$105,303	$110,483	$110,483
4	$115,390	$109,390	$114,264	$114,264
5	$119,647	$114,647	$118,197	$118,197
6	$124,082	$124,082	$122,289	$122,289
7	$128,702	$128,702	$126,546	$126,546
8	$133,514	$133,514	$130,974	$130,974
9	$138,528	$138,528	$135,582	$135,582
10	$143,750	$143,750	$140,376	$140,376
11	$149,191	$149,191	$145,363	$145,363
12	$154,859	$154,859	$150,551	$150,551
13	$160,763	$160,763	$155,949	$155,949
14	$166,914	$166,914	$161,565	$161,565
15	$173,321	$173,321	$167,408	$167,408
16	$179,996	$179,996	$173,486	$173,486
17	$186,949	$186,949	$179,810	$179,810
18	$194,193	$194,193	$186,390	$186,390
19	$201,738	$201,738	$193,234	$193,234
20	$209,599	$209,599	$200,356	$200,356
21	$217,788	$217,788	$207,764	$207,764
22	$226,318	$226,318	$215,472	$215,472
23	$235,205	$235,205	$223,491	$223,491
24	$244,462	$244,462	$231,834	$231,834
25	$254,106	$254,106	$240,513	$240,513
Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.18%

c.	No optional death benefits or living benefit elected

d.	Annuity was issued on or after July 1, 2019

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 6% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

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10% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	7.84%	All years	7.63%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$107,538	$100,538	$107,274	$107,274
2	$115,687	$108,687	$115,127	$115,127
3	$124,497	$118,497	$123,605	$123,605
4	$134,020	$128,020	$132,758	$132,758
5	$144,316	$139,316	$142,640	$142,640
6	$155,446	$155,446	$153,310	$153,310
7	$167,477	$167,477	$164,828	$164,828
8	$180,484	$180,484	$177,265	$177,265
9	$194,545	$194,545	$190,691	$190,691
10	$209,746	$209,746	$205,187	$205,187
11	$226,179	$226,179	$220,837	$220,837
12	$243,943	$243,943	$237,733	$237,733
13	$263,147	$263,147	$255,975	$255,975
14	$283,908	$283,908	$275,669	$275,669
15	$306,351	$306,351	$296,932	$296,932
16	$330,613	$330,613	$319,888	$319,888
17	$356,842	$356,842	$344,672	$344,672
18	$385,196	$385,196	$371,430	$371,430
19	$415,848	$415,848	$400,318	$400,318
20	$448,985	$448,985	$431,507	$431,507
21	$484,807	$484,807	$465,180	$465,180
22	$523,532	$523,532	$501,534	$501,534
23	$565,396	$565,396	$540,783	$540,783
24	$610,652	$610,652	$583,158	$583,158
25	$659,577	$659,577	$628,907	$628,907
Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.18%

c.	No optional death benefits or living benefits elected

d.	Annuity was issued on or after July 1, 2019

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 10% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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